Significant Accounting Policies (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 23, 2017	Mar. 11, 2016	Mar. 31, 2016 USD ($)	Aug. 15, 2016	Nov. 01, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 05, 2016	Apr. 04, 2016	Jun. 08, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment on goodwill						$ (7,002)	$ 0	$ 0
Capitalized interest						$ 0	12,060	39,225
Depreciation method						straight-line
Estimated residual value of vessels per lightweight ton						$ 250
Impairment loss and loss from sale of vessels and vessel owning companies						$ (106,343)	(1,057,116)	(38,148)
Fleet Utilization Assumption						99.00%
Decrease of Fleet utilization						5.00%
Carrying value of the investment						$ 0	91,410
Amortization and write off of financing costs						$ 795	23,834	50,551
Stockholders' Equity, Reverse Stock Split		1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out		1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out	1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Number of Reportable Segments						2
Gain due to foreign currency differences						$ 745
Offshore Support Segment
Schedule of Equity Method Investments [Line Items]
Impairment on goodwill						(7,002)
Impairment loss and loss from sale of vessels and vessel owning companies						$ (70,873)	0
Subsequent Event
Schedule of Equity Method Investments [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out
Minimum
Schedule of Equity Method Investments [Line Items]
Variances On Time Charter Rates						92.50%
Maximum
Schedule of Equity Method Investments [Line Items]
Variances On Time Charter Rates						97.50%
Drybulk and Tanker Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Useful life						25 years
Drybulk Carrier Vessels
Schedule of Equity Method Investments [Line Items]
Gain on reclassification of vessels						$ 1,851
Offshore Support Vessels
Schedule of Equity Method Investments [Line Items]
Useful life						30 years
Impairment loss and loss from sale of vessels and vessel owning companies						$ (65,712)
Bare Deck
Schedule of Equity Method Investments [Line Items]
Useful life						30 years
Other Asset Parts | Minimum
Schedule of Equity Method Investments [Line Items]
Useful life						5 years
Other Asset Parts | Maximum
Schedule of Equity Method Investments [Line Items]
Useful life						15 years
One of its drybulk vessels
Schedule of Equity Method Investments [Line Items]
Impairment loss and loss from sale of vessels and vessel owning companies							(83,937)	$ (38,148)
Vessels held for sale
Schedule of Equity Method Investments [Line Items]
Impairment loss and loss from sale of vessels and vessel owning companies			$ (18,266)			$ (13,395)	(967,144)
Drilling rigs
Schedule of Equity Method Investments [Line Items]
Residual value							35,000
Drillships
Schedule of Equity Method Investments [Line Items]
Residual value							50,000
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Ownership interest in Ocean Rig									0.00%	40.40%	47.20%
Carrying value of the investment			208,176				401,878
Market value of the investment			$ 45,985				91,410				$ 514,047
Loss recognized due to impairment						$ 162,191	$ 310,468